Commitments And Contigencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitment and Contigencies [Abstract]
Future minimum commitments
Amount
December 31, 2014	$ 258,540
December 31, 2015	44,310
Total	$ 302,850